FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1.   Name and address of issuer:

                         Brandes Investment Trust
                         12750 High Bluff Drive, Suite 420
                         San Diego, CA 92130

2.   Name of each series or class of funds for which this notice is filed:

                         Brandes International Fund
                         Brandes Small Cap International Fund

3.   Investment Company Act File Number:

                                    811-8614

     Securities Act File Number:

                                    33-81396

4.   Last day of fiscal year for which this notice is filed:

                                   October 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                      N/A               [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):

                                      N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      N/A

9.   Number and aggregate sale price of securities sold during the fiscal year:

         Brandes International Fund            2,745,540 shares, $39,494,886
         Brandes Small Cap International Fund    212,775 shares, $ 2,636,094
                                               ---------         -----------
                                               2,958,315         $42,130,980

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         Brandes International Fund            2,745,540 shares, $39,494,886
         Brandes Small Cap International Fund    212,775 shares, $ 2,636,094
                                               ---------         -----------
                                               2,958,315         $42,130,980

11.  Number and aggregate sale price of securities issued during the fiscal year
     in  connection  with  dividend   reinvestment  plans,  if  applicable  (see
     instruction B.7):

                    Brandes International Fund 3,863 shares, $ 53,949

12.  Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year in reliance on
            rule 24f-2 (from Item 10):                  $    42,130,980
                                                        ---------------

     (ii)   Aggregate price of shares issued in
            connection with dividend reinvestment
            plans (from Item 11, if applicable):        +        53,949
                                                        ---------------

     (iii)  Aggregate price of shares redeemed or
            repurchased during the fiscal year
            (if applicable):                            -    21,279,290
                                                        ---------------

     (iv)   Aggregate price of shares redeemed or
            repurchased and previously applied as
            a reduction to filing fees pursuant to
            rule 24e-2 (if applicable):                 +             0
                                                        ---------------

     (v)    Net aggregate price of securities sold
            issued during the fiscal year in reliance
            on rule 24f-2 (line (i), plus line (ii),
            less line (iii), plus line (iv) if
            applicable):                                     20,905,639
                                                        ---------------

     (vi)   Multiplier prescribed by Section 6(b)
            of the Securities Act of 1933 or other
            applicable law or regulation (see
            Instruction C.6):                           x         .0003
                                                        ---------------

     (vii)  Fee due (line (i) or line (v) multiplied
            by line (vi)):                                        6,272
                                                        ---------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                    [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                    12/30/96


                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities an on the dates indicated.

     By (Signature and Title) /s/ Richard D. Burritt
                              -------------------------------------------------
                              Richard D. Burritt, Assistant Treasurer

     Date       12/30/96
          -------------------

                               OPINION OF COUNSEL

                                   [LETTERHEAD]
                       PAUL, HASTINGS, JANOFSKY & WALKER
               A PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS
                               TWENTY-THIRD FLOOR
                            555 SOUTH FLOWER STREET
                       LOS ANGELES, CALIFORNIA 90071-2371
                            TELEPHONE (213) 683-6000
                            FACSIMILE (213) 627-0705




                               December 27, 1996

WRITER'S DIRECT DIAL NUMBER                                   OUR FILE NO.
      (213) 683-6207                                          22876.65646


Brandes Investment Trsut
12750 High Bluff Drive
San Diego, California 92130

     Re:  Rule 24f-2 Notice for Fiscal Year
          Ended October 31, 1996
          SEC File No. 33-81396

Ladies and Gentlemen:

          You have requested that we render an opinion to Brandes Investment Trust (the "Fund") as to the matters described in Rule 24f-2(b)(1) under the Investment Company Act of 1940 (the "Act"), which opinion you are required to file with the Securities and Exchange Commission (the "Commission") together with a Rule 24f-2 Notice for the fiscal year ended October 31, 1996 (the "Notice").

          With respect to factual matters in this opinion, we have relied upon the accuracy of the representations made to us by the Assitant Treasurer of the Fund in a certificate executed by him and have not independently verified the accuracy of such factual information. We have also examined originals or copies, certified or otherwise identified to our satisfaction as being true copies, of those corporate records of the Fund, certificates of public officials, and other documents and matters as we have deemed necessary for the purpose of this opinion. We have assumed without independent investigation or verification the authenticity of the documents submitted to us as originals and the conformity to the original documents of all documents submitted to us as copies.

          Upon the basis of the foregoing and in reliance thereon, and in reliance upon such other matters as we deem relevant under the circumstances, it is our opinion that the shares of common stock of the Fund issued during the Fund's fiscal year ended October 31, 1996, the registration of which shares the Notice makes definite in number, are legally issued, fully paid and nonassessable.

          We have not verified, are not passing upon and do not assume any responsibility for the accuracy or completeness of the statements contained in the Notice, or for the propriety of the filing of the Notice with the Commission. Our opinion is limited to the Act and the laws of the State of Delaware, as we express no opinion as to the applicability or effect of the laws of any other jurisdiction.

          This letter is furnished to you pursuant to your request and to the requirements imposed upon you by Rule 24f-2(b)(1) under the Act and is intended solely for your benefit for the purpose of completing the filing of the Notice with the Commission. This letter may not be used for any other purpose or furnished to or relied upon by an other persons, or including in any filing made with any other regulatory authority, without our prior written consent.


                                    Very truly yours,



                                    Paul, Hastings, Janofsky & Walker